Equity Shareholders Own Interest (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non controlling interest item [Line Items]
Assets	€ 28,999	€ 26,318
Liabilities	20,879	20,439
Profit (loss), attributable to owners of parent	3,239	341	€ 188
Autop terrassa manresa SA [Member]
Non controlling interest item [Line Items]
Assets	573	590
Liabilities	138	196
Shareholder funds	436	394
Net cash position	8	18
Profit (loss), attributable to owners of parent	25	27
LBJ infrastructure group [Member]
Non controlling interest item [Line Items]
Assets	2,197	2,084
Liabilities	2,462	2,296
Shareholder funds	(265)	(212)
Net cash position	(1,959)	(1,828)
Profit (loss), attributable to owners of parent	33	24
NTE mobility partners [Member]
Non controlling interest item [Line Items]
Assets	2,128	1,967
Liabilities	2,117	1,954
Shareholder funds	11	13
Net cash position	(1,285)	(1,144)
Profit (loss), attributable to owners of parent	101	102
NTE mobility partners segments LLC [Member]
Non controlling interest item [Line Items]
Assets	2,129	2,019
Liabilities	1,857	1,735
Shareholder funds	272	284
Net cash position	(1,581)	(1,471)
Profit (loss), attributable to owners of parent	70	48
I77 mobility partners [Member]
Non controlling interest item [Line Items]
Assets	708	775
Liabilities	688	509
Shareholder funds	20	266
Net cash position	(450)	(183)
Profit (loss), attributable to owners of parent	23	31
I66 mobility partners [Member]
Non controlling interest item [Line Items]
Assets	6,276	6,108
Liabilities	2,676	2,567
Shareholder funds	3,600	3,542
Net cash position	(1,672)	(1,469)
Profit (loss), attributable to owners of parent	(4)	(20)
Budimex S.A [Member]
Non controlling interest item [Line Items]
Assets	1,907	2,029
Liabilities	1,565	1,616
Shareholder funds	342	413
Net cash position	726	874
Profit (loss), attributable to owners of parent	74	80
Dalaman international airport [Member]
Non controlling interest item [Line Items]
Assets	717	710
Liabilities	428	478
Shareholder funds	289	232
Net cash position	(61)	(86)
Profit (loss), attributable to owners of parent	€ 35	€ (10)